FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$715	$715
Accounts receivable and other	—	—	1,357	1,357
Financial assets (current and non-current)(1)	1,019	20	178	1,217
Marketable securities	92	92	—	184
Total	$1,111	$112	$2,250	$3,473

Financial liabilities
Corporate borrowings	$—	$—	$1,546	$1,546
Non-recourse borrowings (current and non-current)	—	—	14,200	14,200
Accounts payable and other	—	—	2,775	2,775
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	350	—	995	1,345
Total	$350	$—	$19,536	$19,886

1.	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $133 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

1.	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$715	$715
Accounts receivable and other	—	—	1,357	1,357
Financial assets (current and non-current)(1)	1,019	20	178	1,217
Marketable securities	92	92	—	184
Total	$1,111	$112	$2,250	$3,473

Financial liabilities
Corporate borrowings	$—	$—	$1,546	$1,546
Non-recourse borrowings (current and non-current)	—	—	14,200	14,200
Accounts payable and other	—	—	2,775	2,775
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	350	—	995	1,345
Total	$350	$—	$19,536	$19,886

1.	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $133 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

1.	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2019	December 31, 2018
Marketable securities	Level 1(1)	$184	$173
Foreign currency forward contracts	Level 2(2)
Financial asset		$158	$241
Financial liability		80	23
Interest rate swaps & other	Level 2(2)
Financial asset		$774	$718
Financial liability		190	257
Other contracts	Level 3(3)
Financial asset		$107	$47
Financial liability		80	93

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$715	$715	$540	$540
Accounts receivable and other	1,357	1,357	1,171	1,171
Financial assets (current and non-current)	1,217	1,217	1,172	1,172
Marketable securities	184	184	173	173
Total	$3,473	$3,473	$3,056	$3,056

Financial liabilities
Corporate borrowings(1)	$1,546	$1,593	$1,993	$1,978
Non-recourse borrowings(2)	14,200	14,615	13,113	13,372
Accounts payable and other (current and non-current)	2,775	2,775	1,308	1,308
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,345	1,345	1,280	1,280
Total	$19,886	$20,348	$17,714	$17,958

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation and at our North American residential energy infrastructure operation which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
During the three-month period ended June 30, 2019, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2019			December 31, 2018
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$184	$—	$—	$173	$—	$—
Financial assets (current and non-current)	—	932	107	—	959	47
Financial liabilities
Financial liabilities (current and non-current)	$—	$270	$80	$—	$280	$93

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$715	$715	$540	$540
Accounts receivable and other	1,357	1,357	1,171	1,171
Financial assets (current and non-current)	1,217	1,217	1,172	1,172
Marketable securities	184	184	173	173
Total	$3,473	$3,473	$3,056	$3,056

Financial liabilities
Corporate borrowings(1)	$1,546	$1,593	$1,993	$1,978
Non-recourse borrowings(2)	14,200	14,615	13,113	13,372
Accounts payable and other (current and non-current)	2,775	2,775	1,308	1,308
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,345	1,345	1,280	1,280
Total	$19,886	$20,348	$17,714	$17,958

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation and at our North American residential energy infrastructure operation which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2019	December 31, 2018
Marketable securities	Level 1(1)	$184	$173
Foreign currency forward contracts	Level 2(2)
Financial asset		$158	$241
Financial liability		80	23
Interest rate swaps & other	Level 2(2)
Financial asset		$774	$718
Financial liability		190	257
Other contracts	Level 3(3)
Financial asset		$107	$47
Financial liability		80	93

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
During the three-month period ended June 30, 2019, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2019			December 31, 2018
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$184	$—	$—	$173	$—	$—
Financial assets (current and non-current)	—	932	107	—	959	47
Financial liabilities
Financial liabilities (current and non-current)	$—	$270	$80	$—	$280	$93